Schedule of Lease Rental Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessor Lease Description [Line Items]
Lease rental income - operating leases	$ 642,896	$ 632,598	$ 527,284
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Lease Rental Income	Lease Rental Income	Lease Rental Income
Interest income on net investment in finance leases	$ 108,359	$ 82,659	$ 30,121
Interest income on container leaseback financing receivable	41,997	21,380	17,243
Variable lease revenue	16,762	14,093	26,225
Total lease rental income	810,014	750,730	600,873
Owned Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	595,202	577,946	469,109
Interest income on net investment in finance leases	108,359	82,659	30,121
Interest income on container leaseback financing receivable	41,997	21,380	17,243
Variable lease revenue	14,821	12,708	21,952
Total lease rental income	760,379	694,693	538,425
Managed Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	47,694	54,652	58,175
Variable lease revenue	1,941	1,385	4,273
Total lease rental income	$ 49,635	$ 56,037	$ 62,448